RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Disclosure of information about key management personnel [text block]
The remuneration of key management personnel and Directors of the company during the years ended December 31, 2018 and 2017 was as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Salaries, incentives and short-term benefits	$21	$18
Share-based payments	90	54
	$111	$72

Related Party Balances included within the Consolidated Financial Statements
The following table lists the related party balances included within the consolidated financial statements as at and for the years ended December 31, 2018 and 2017:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Investment and other losses	$—	$(268)
Management fees received	56	47